Other Accounts Payable - Additional Information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Accounts Payable [Line Items]
Compensation and other short term benefits payable	S/ 106,762	S/ 116,395	S/ 61,657
Account payable to former shareholder	17,178
Other current payables	20,294	23,542	21,579
Mexican subsidiaries [member]
Other Accounts Payable [Line Items]
Defined benefit liability	7,306	8,907	5,260
Citibank del Perú S.A.A. [member]
Other Accounts Payable [Line Items]
Other current payables	S/ 12,962	S/ 18,399	S/ 18,800